Income Taxes - Schedule of components of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Income taxes paid (refund) [abstract]
Current tax for the year	$ 22	$ 0
Adjustments of previous years	0	0
Total	$ 22	$ 0